--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                             Star Worldwide Fund

                                                               [graphic omitted]
                                                                       WHERE
                                                                      THE BEST
                                                                        MINDS
                                                                       MEET(R)

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR WORLDWIDE FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

PUTTING PERFORMANCE IN PERSPECTIVE
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

The MSCI World Index serves as the primary benchmark for the Fund and as an additional point of reference, the MSCI EAFE Index serves as the secondary benchmark. While no one benchmark is a perfect match for a managed fund, the World Index contains a higher proportion of the markets that could be represented in the Fund than does the EAFE Index, including U.S. and major foreign markets. However, the Fund can invest in emerging markets, which are not represented in the World Index but are represented in the EAFE Index.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Morgan Stanley Capital International World Index(4) and to Morgan Stanley EAFE Index(5).]

                   DECEMBER 1995 (INCEPTION) THROUGH JUNE 1999

                              NAV(1)        MSC(2)   MSCI World(4)  EAFE(5)
--------------------------------------------------------------------------------
        12/95                $10,000       $9,425     $10,000     $10,000
         6/96                $11,176      $10,533     $10,733     $10,467
        12/96                $11,667      $10,996     $11,400     $10,637
         6/97                $13,628      $12,844     $13,180     $11,845
        12/97                $13,147      $12,391     $13,249     $10,855
         6/98                $14,056      $13,248     $15,481     $12,600
        12/98                $13,674      $12,488     $16,534     $13,061
         6/99                $15,817      $14,907     $17,971     $13,598

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR WORLDWIDE FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

                                                                        SINCE
   Class A (Inception 12/29/95)       6 MONTHS       1 YEAR           INCEPTION
   Net Asset Value(1)                  15.7%          12.5%              14.0%
   With Maximum Sales Charge(2)         9.0            6.0               12.1
--------------------------------------------------------------------------------

                                                                        SINCE
   Class B (Inception 12/29/95)       6 MONTHS       1 YEAR           INCEPTION
   Net Asset Value(1)                  15.3%          11.8%              13.2%
   With CDSC(3)                        10.3            6.8               12.6
--------------------------------------------------------------------------------

                                                                        SINCE
   Class C (Inception 12/29/95)       6 MONTHS       1 YEAR           INCEPTION
   Net Asset Value(1)                  15.2%          11.8%              13.2%
   With CDSC(3)                        14.2           10.8               13.2
--------------------------------------------------------------------------------

                                                                        SINCE
   Comparative Performance            6 MONTHS       1 YEAR           INCEPTION
   MSCI World Index(4)                  8.7%          16.1%              18.2%
   MSCI EAFE Index(5)                   4.1            7.9                9.2
   Lipper Global Average(6)            10.8           10.7               15.8
   Morningstar World Stock Average(7)  10.6            9.4               14.2
--------------------------------------------------------------------------------

NOTES TO CHARTS
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) The Morgan Stanley Capital International (MSCI) World Index is a market cap-weighted index comprised of the performance of 1,481 companies (as of 12/31/98) representing stock markets in 23 developed markets including the U.S., Canada, Australia, New Zealand and those in Europe and the Far East. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(5) The Morgan Stanley Capital International (MSCI) Europe Australia Far East Index (EAFE) is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,032 companies (as of 12/31/98) representing stock markets in Europe, Australia, New Zealand and the Far East. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(6) Lipper Global Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service.

(7) Morningstar World Stock Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR WORLDWIDE FUND
--------------------------------------------------------------------------------

                                               OVERVIEW: HOW YOUR FUND PERFORMED
--------------------------------------------------------------------------------

Global investors were rewarded for their patience in weathering the turbulence that plagued many overseas markets in the past two years. During the first half of 1999 many global markets stabilized after declining sharply. The renewed strength in global markets is reflected in New England Star Worldwide Fund's six-month performance. For the six-month period that ended June 30, 1999, the Fund's Class A shares, generated a return based on net asset value of 15.7%, reflecting a $2.52 per share increase to $18.60. The Fund's primary benchmark, the MSCI World Index, gained 8.7% during the period. The MSCI EAFE Index, which serves as a secondary benchmark, gained 4.1%.

New England Star Worldwide Fund is composed of five different segments managed by established investment management companies. This multiple-adviser approach is the foundation of the Star concept and provides a means to diversify not just among individual securities but among investment styles and strategies of several management firms.

A turnaround in emerging markets and Japan

The first six months of 1999 were a time of recovery in many of the world's financial markets. The most dramatic turnaround occurred in Asia and Latin America. Armed with International Monetary Fund (IMF) bailouts and a variety of fundamental economic and financial reform programs instituted over the past several quarters, the Asian economies stabilized. For example, Korea and Thailand restructured their banking systems and instituted liberalization programs that dispersed economic power. Such reforms attracted foreign investment back into Asia, significantly driving up equity prices.

In Latin America, the latest market jitters occurred in Brazil. In January, the Brazilian government allowed its currency to float in value on international exchanges. Many investors feared the worst - a repeat of the currency devaluations that occurred in Asia. But that didn't happen. While the currency declined in value and the economy slowed, the reaction was not as bad as some had predicted. Brazil, as a large exporter, benefited from the currency devaluation, and exporters gained access to international markets that were closed to them when the currency was considered overvalued. Investors have returned to the Brazilian and other Latin American markets where stock prices have been relatively cheap and returns strong during the six month period.

The Japanese stock market has had one of its best years in recent memory. After a number of false starts, the Japanese government restructured the country's banking system and wiped out bad loans. This move altered the psychology of equity investing in Japan, and foreign capital began to flow in. Japanese corporations have also instituted reforms. Corporations have begun reorganizing their businesses to emphasize earnings rather than market share, taking advantage of large cash flows, quality brand names and good market positioning. Above all, Japanese companies have started to realize the importance of shareholder value.

European markets slowed

In Europe, most markets produced lackluster returns, especially when translated into U.S. dollars. A slowdown in economic growth is one reason for the weak returns. However, transitional issues associated with introducing the euro, the region's common currency, also played a part in Europe's difficulties. After it was introduced in January, the euro lost about 10% of its value in its first six months, despite expectations that it would appreciate against the U.S. dollar.

A change in market leadership in the U.S.

In the U.S., equity markets continued to make healthy gains, despite concerns about potentially higher inflation and interest rates during the quarter. A change in market sentiment during the second quarter produced a change in market leadership. Some value stocks began to outperform large-cap growth stocks, which had been market leaders for more than a year. While technology stocks, particularly Internet-related companies, continued to produce some of the biggest gains, many economic sectors, including cyclicals, such as energy and manufacturing stocks, performed well.

Because your Fund invests in a variety of regions, it participated in the recovery and strength of the major world markets. Many of the Fund's segments produced double-digit returns, however, those with the largest allocations to emerging markets made the biggest gains. It is important to note, however, that past performance is no guarantee of future results. The Oakmark/Harris international segment, which had significant investments in Asia and Latin America, led the group. The Janus segment, with less exposure to emerging markets but significant investment in Japan, also performed well. In August 1998 we changed the Montgomery Asset Management segment from an emerging market portfolio to a global portfolio, producing favorable results. The Founders portfolio had modest gains because of its large weighting in Europe. Finally, the Oakmark/Harris domestic segment, with its emphasis on value stocks, profited handsomely.

Our outlook

Looking ahead, we are generally positive about the Fund and the long-term strength of world markets. We think the weakness in European markets is only temporary and that we will see stronger economic growth in the months ahead.

In the U.S. we are optimistic about general market conditions. While we expect interest rates to rise slightly, we do not believe they will affect the upside potential of the market in a major way. In Japan we anticipate additional market improvement. While stock prices have accelerated rapidly, we believe modest increases are more realistic over the long term.

                  YOUR FUND'S 10 LARGEST INVESTMENTS - 6/30/99

                                                % of
            Company                          Net Assets
          ---------------------------------------------------
             1.  Cisco Systems (c)                 2.0
          ---------------------------------------------------
             2.  Mannesmann AG                     1.8
          ---------------------------------------------------
             3.  NIKE, Inc., Class B               1.6
          ---------------------------------------------------
             4.  Black & Decker Corp.              1.5
          ---------------------------------------------------
             5.  TYCO International, Ltd.          1.5
          ---------------------------------------------------
             6.  Bank One Corp.                    1.4
          ---------------------------------------------------
             7.  First Data Corp.                  1.3
          ---------------------------------------------------
             8.  Philip Morris Cos.                1.3
          ---------------------------------------------------
             9.  Fortune Brands, Inc.              1.3
          ---------------------------------------------------
            10.  Nokia Oyj                         1.3
          ---------------------------------------------------
          Portfolio holdings and asset allocations will vary.
          ---------------------------------------------------

                        COUNTRY DIVERSIFICATION - 6/30/99

                                                % of
            Company                          Net Assets
          ---------------------------------------------------
             1.  United States                     43.0
          ---------------------------------------------------
             2.  United Kingdom                    11.7
          ---------------------------------------------------
             3.  Japan                             7.4
          ---------------------------------------------------
             4.  France                            5.2
          ---------------------------------------------------
             5.  Netherlands                       4.7
          ---------------------------------------------------
             6.  Germany                           4.3
          ---------------------------------------------------
             7.  Finland                           3.8
          ---------------------------------------------------
             8.  Spain                             2.3
          ---------------------------------------------------
             9.  Sweden                            2.2
          ---------------------------------------------------
            10.  Italy                             2.0
          ---------------------------------------------------
          Portfolio holdings and asset allocations will vary.
          ---------------------------------------------------

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes. The Fund invests in foreign and emerging market securities. Foreign and emerging market securities may be affected by currency fluctuations, high volatility and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.The Fund may invest in higher yielding securities. Investments in lower-rated, higher yielding bonds may involve greater risk. The Fund may invest in small-cap companies, which involves greater risk than is customarily associated with more established companies. The Fund may invest in REITS which are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages. These investments may also be affected by the conversion of the currency of several European countries to the euro.This Fund may invest in derivative securities for hedging purposes. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK - 93.3% OF TOTAL NET ASSETS

 SHARES       DESCRIPTION                                            VALUE (A)

              ARGENTINA - 0.9%
    148,000   Quilmes Industrial S.A., Preferred (ADR) (c) ....    $  1,831,500
      6,055   Telecom Argentina S.A. (ADR) ....................         161,971
      7,220   Telefonica de Argentina S.A. (ADR) ..............         226,528
                                                                   ------------
                                                                      2,219,999
                                                                   ------------
              AUSTRALIA - 0.3%
    266,200   Cable & Wireless Optus, Ltd. ....................         605,342
    170,000   Reinsurance Australia Corporation, Ltd. .........         141,597
                                                                   ------------
                                                                        746,939
                                                                   ------------
              AUSTRIA - 0.3%
      6,500   Austria Tabak AG ................................         378,580
      7,775   Bank Austria AG .................................         408,758
                                                                   ------------
                                                                        787,338
                                                                   ------------
              BELGIUM - 0.1%
      7,500   Lernout & Hauspie Speech Products (c) ...........         265,781
                                                                   ------------
              BRAZIL - 1.7%
 16,900,000   Embratel Participacoes S.A.(c) ..................         125,998
 46,900,000   Tele Centro Sul Participacoes S.A.(c) ...........         247,679
 51,900,000   Tele Sudeste Celular Participacoes S.A.(c) ......         143,637
     10,710   Telecomunicacoes Brasileiras (ADR) ..............         965,908
159,500,000   Telemig Celular Participacoes S.A.(c) ...........         179,274
 91,900,000   Telesp Celular Participacoes S.A. (c) ...........         493,109
 30,900,000   Telesp Participacoes S.A. (c) ...................         397,747
     55,900   Uniao de Bancos Brasileiros S.A. (GDR)(c) .......       1,345,094
 12,400,000   Unibanco - Uniao de Bancos Brasileiros S.A. (c) .         560,294
                                                                   ------------
                                                                      4,458,740
                                                                   ------------
              CANADA - 1.2%
     30,375   AT&T Canada, Inc ................................       1,945,899
      6,384   Rogers Communications, Inc, Class B .............         103,341
      7,170   Seagram Company, Ltd. ...........................         361,189
      2,206   Shaw Communications, Class B ....................          87,341
     15,000   Telesystem International Wireless, Inc ..........         272,496
     19,500   Videotron Group, Ltd. ...........................         311,205
                                                                   ------------
                                                                      3,081,471
                                                                   ------------
              FINLAND - 3.8%
      3,000   Kone Corp., Class B .............................         374,199
    160,000   Merita, Ltd. ....................................         908,798
     19,920   Nokia Corp. (ADR) ...............................       1,823,925
     37,152   Nokia Oyj .......................................       3,255,343
     80,000   Outokumpu Oyj ...................................         898,901
     11,240   Tieto Corp. .....................................         468,105
    185,703   Valmet-Rauma Oyj ................................       2,105,757
                                                                   ------------
                                                                      9,835,028
                                                                   ------------
              FRANCE - 5.2%
     17,300   Alstom (c) ......................................         543,928
      3,464   Atos S.A ........................................         353,516
      4,340   Banque Nationale de Paris .......................         361,490
      9,000   Business Objects S.A. (ADR) (c) .................         328,500
      1,700   Canal Plus ......................................         476,840
     12,799   Capital Gemini S.A ..............................       2,010,743
     39,545   Chargeurs S.A ...................................       2,201,308
      4,480   Coflexip S.A ....................................         384,466
      2,543   Elf Aquitaine S.A ...............................         373,033
     27,600   Groupe Air France ...............................         492,210
      4,325   Groupe Danone ...................................       1,114,607
     12,200   ISIS (c) ........................................         861,482
      2,692   Lyonnaise des Eaux S.A ..........................         485,356
      8,612   Sanofi-Synthelabo S.A ...........................         365,317
      5,230   Total Fina S.A ..................................         674,457
     29,735   Vivendi .........................................       2,407,741
                                                                   ------------
                                                                     13,434,994
                                                                   ------------
              GERMANY - 4.3%
      2,080   Buderus AG (c) ..................................         834,082
      2,082   DaimlerChrysler AG ..............................         180,283
      4,116   DaimlerChrysler AG (c) ..........................         365,809
     10,378   Depfa Bank ......................................         941,438
     35,625   Deutsche Lufthansa AG ...........................         645,609
     12,500   Fresenius Medical Care AG (ADR) .................         250,781
     30,812   Mannesmann AG ...................................       4,596,042
      2,235   MLPAG, Preferred ................................       1,064,425
        180   Porsche AG, Preferred ...........................         423,061
     13,800   Prosieben Media AG, Preferred (c) ...............         625,932
     10,250   Schwarz Pharma AG ...............................         473,367
      9,200   Veba AG .........................................         540,578
                                                                   ------------
                                                                     10,941,407
                                                                   ------------
              HONG KONG - 1.5%
    296,000   China Telecom, Ltd. (ADR)(c) ....................         822,159
    595,000   First Pacific Company, Ltd. .....................         506,148
  2,724,000   Giordano International, Ltd. ....................       1,931,018
      5,600   HSBC Holdings plc ...............................         204,264
    240,000   Varitronix International, Ltd. ..................         499,575
                                                                   ------------
                                                                      3,963,164
                                                                   ------------
              IRELAND - 0.0%
          1   Bank of Ireland .................................              11
                                                                   ------------
              ISRAEL - 0.1%
          1   Makhteshim-Agam Industries, Ltd. (c) ............               1
                                                                   ------------
      3,000   Teva Pharmaceutical Industries, Ltd. (ADR) ......         147,000
                                                                   ------------
                                                                        147,001
                                                                   ------------
              ITALY - 2.0%
     21,000   Arnoldo Mondadori Editore S.p.A .................         363,684
    441,525   Banca di Roma ...................................         634,929
     38,800   Banca Lombarda S.p.A ............................         477,964
    148,400   Fila Holdings S.p.A. (ADR) ......................       1,752,975
      8,900   Industrie Natuzzi S.p.A. (ADR) ..................         172,994
    114,500   Monte dei Paschi di Siena S.p.A .................         507,539
      8,361   Tecnost S.p.A ...................................          20,599
     61,130   Telecom Italia Mobile S.p.A .....................         364,862
     69,000   Telecom Italia S.p.A ............................         716,977
     32,057   Unicredito Italiano S.p.A. (c) ..................         140,776
                                                                   ------------
                                                                      5,153,299
                                                                   ------------
              JAPAN - 7.4%
     11,200   Aiwa Co., Ltd. ..................................         370,340
     64,000   Canon, Inc. .....................................       1,841,118
    252,000   Citizen Watch Co. ...............................       2,187,319
      3,000   Doutor Coffee ...................................         159,213
      8,000   Fujitsu .........................................         161,032
     63,000   Hitachi, Ltd. ...................................         591,097
      8,000   Honda Motor Co. .................................         339,258
      5,000   Ito-Yokado Company, Ltd. ........................         334,794
         36   Japan Telecom Company, Ltd. .....................         511,862
     53,000   Kao Corp. .......................................       1,489,625
     28,000   Kirin Brewery Co. ...............................         335,620
     38,200   Konami Company, Ltd. ............................       1,578,904
     42,000   Nagase & Co. ....................................         199,636
    123,000   Nissan Motor Co. ................................         587,699
         52   NTT Data Corp ...................................         413,524
         45   NTT Mobile Communications Network, Inc. .........         610,068
              180 NTT Mobile Communications Network, Inc., New        2,410,515
        900   Softbank Corp. ..................................         182,351
     15,000   Sony Corp. ......................................       1,618,170
     20,000   Takeda Chemical Industries ......................         927,503
     15,200   Takefuji Corp. ..................................       1,571,894
      6,000   TDK Corp. .......................................         549,062
                                                                   ------------
                                                                     18,970,604
                                                                   ------------
              MEXICO - 0.6%
      6,705   Grupo Televisa S.A. (ADR) .......................         300,468
     14,620   Telefonos de Mexico S.A. (ADR) 144A .............       1,181,479
                                                                   ------------
                                                                      1,481,947
                                                                   ------------
              NETHERLANDS - 4.7%
      7,156   Aegon NV ........................................         518,955
      2,425   ASM Lithography Holding (c) .....................         143,984
      2,452   ASM Lithography Holding NV ......................         141,801
     13,925   Benckiser NV, Class B (c) .......................         742,850
        150   CSM NV ..........................................           7,615
      3,371   Equant NV (c) ...................................         310,665
     54,650   European Vinyls Corporation International NV ....         461,955
     21,584   Getronics NV ....................................         829,920
     11,185   Heineken NV .....................................         572,468
     40,600   Hunter Douglas ..................................       1,393,689
     18,526   ING Groep NV ....................................       1,002,620
      8,733   Koninklijke (Royal) Philips Electronics NV ......         861,034
      9,311   Koninklijke (Royal) Philips Electronics NV (ADR)          939,247
     11,004   Koninklijke KPN NV ..............................         516,128
     13,900   Libertel NV .....................................         272,248
     16,088   Ordina Beheer NV (c) ............................         464,361
     15,100   United Pan-Europe Communications NV .............         818,763
     23,000   VNU NV ..........................................         918,745
     30,252   Wolters Kluwer NV ...............................       1,203,752
                                                                   ------------
                                                                     12,120,800
                                                                   ------------
              NEW ZEALAND - 0.7%
    558,532   Fernz Corporation, Ltd. .........................       1,614,603
    100,000   Fletcher Challenge Building .....................         145,599
                                                                   ------------
                                                                      1,760,202
                                                                   ------------
              NORWAY - 0.2%
     36,900   Schibsted ASA ...................................         414,396
                                                                   ------------
              PANAMA - 0.7%
     68,700   Banco Latinoamericano de Exportaciones S.A.,
                Class E .......................................       1,837,725
                                                                   ------------
              PORTUGAL - 0.4%
     17,500   Brisa-Auto Estradas de Portugal, S.A ............         721,595
      3,300   Telecel-Communicaca- oes Pessoais S.A ...........         425,226
                                                                   ------------
                                                                      1,146,821
                                                                   ------------
              SINGAPORE - 0.3%
     30,000   Singapore Press Holdings, Ltd. ..................         511,163
     31,000   United Overseas Bank - Foreign Shares ...........         216,745
                                                                   ------------
                                                                        727,908
                                                                   ------------
              SOUTH AFRICA - 0.0%
          1   Barlow, Ltd. ....................................               6
         23   BOE, Ltd. .......................................              23
        369   JCI Gold ........................................             336
         39   Randfontein Estates Gold Mining Co. .............              67
                                                                   ------------
                                                                            432
                                                                   ------------
              SOUTH KOREA - 1.3%
     10,500   Dongah Tire Industry Co. (c) ....................         488,942
     17,540   Keumkang, Ltd. ..................................       1,106,194
      5,650   Korea Telecom (ADR) .............................         226,000
      5,000   Lotte Chilsung Beverage Co. .....................         526,998
     689 SK   Telecom Company, Ltd. ...........................         922,635
     158 SK   Telecom Company, Ltd. (Rights) ..................          80,945
                                                                   ------------
                                                                      3,351,714
                                                                   ------------
              SPAIN - 2.3%
     32,360   Argentaria S.A.Corp. Bancaria de Espana .........         735,551
     24,079   Banco Bilbao Vizcaya S.A ........................         347,754
    102,014   Banco Santander Central Hispano S.A .............       1,062,128
     11,100   Baron de Ley, S.A. (c) ..........................         383,322
     18,800   Superdiplo S.A. (c) .............................         416,669
     19,350   Telefonica Publicidad e Informacion S.A .........         385,973
     40,914   Telefonica S.A ..................................       1,975,112
      1,586   Telefonica S.A. (ADR) ...........................         233,355
     73,449   Telepizza .......................................         380,089
                                                                   ------------
                                                                      5,919,953
                                                                   ------------
              SWEDEN - 2.2%
     95,392   Assa Abloy AB (Rights) ..........................       1,033,816
     95,392   Assa Abloy AB, Series B .........................       1,033,816
     14,700   Enator AB (c) ...................................         441,571
     12,524   Ericsson Telefoniaktiebolag Series B ............         402,025
    107,300   Getinge Industrier AB ...........................       1,586,306
     69,268   Securitas AB ....................................       1,036,287
                                                                   ------------
                                                                      5,533,821
                                                                   ------------
              SWITZERLAND - 1.3%
        135   Julius Baer Holdings ............................         384,573
         47   Roche Holdings AG (c) ...........................         482,966
      5,163   Swisscom AG (c) .................................       1,942,225
        180   The Swatch Group AG .............................         121,073
        666   Zurich Allied AG ................................         378,589
                                                                   ------------
                                                                      3,309,426
                                                                   ------------
              TAIWAN - 0.2%
          1   Synnex Technology International Corp. 144A (GDR)               27
     14,000   Taiwan Semiconductor Manufacturing Company,
                Ltd.(c) (ADR) .................................         476,000
                                                                   ------------
                                                                        476,027
                                                                   ------------
              UNITED KINGDOM - 11.7%
     25,000   Alliance and Leicester plc ......................         337,318
     34,000   Allied Irish Banks plc ..........................         446,962
     23,068   Amvescap plc ....................................         205,621
     14,700   Barclays plc ....................................         427,966
    206,000   Berisford plc ...................................         782,545
     36,200   British Airways plc .............................         250,209
     21,525   British Telecom .................................         361,002
     61,220   Capita Group plc ................................         633,510
    173,717   Charter plc .....................................       1,010,401
     28,594   COLT Telecom Group ..............................         601,251
      5,600   COLT Telecom Group plc (ADR) ....................         483,700
    143,772   Compass Group plc ...............................       1,425,444
    808,000   Cordiant Communications Group plc ...............       2,235,186
     45,400   Diageo plc ......................................         476,959
     30,800   Dixons Group ....................................         576,756
     35,051   Energis plc (c) .................................         835,920
     13,090   Glaxo Wellcome plc ..............................         363,556
     53,649   Hays plc ........................................         564,466
     11,600   HSBC Holdings plc ...............................         410,853
    197,000   IMI plc .........................................         798,537
    229,275   Ladbroke Group plc ..............................         909,811
     17,500   Lloyds TSB Group ................................         238,053
     57,178   Logica plc ......................................         599,343
    115,000   Morgan Crucible Co. .............................         490,332
     24,700   National Express Group ..........................         394,201
     24,100   Next plc ........................................         292,885
     76,898   Orange plc (c) ..................................       1,125,439
     53,500   Pearson plc .....................................       1,097,969
     21,975   Prudential Corp. plc ............................         323,866
     21,120   Railtrack Group .................................         431,777
     31,263   Rentokil Initial plc ............................         121,717
    175,000   Rolls-Royce plc .................................         741,330
     65,000   Royal & Sun Alliance Insurance Group plc ........         581,952
    258,000   Saatchi & Saatchi plc (c) .......................         868,246
     15,890   Sema Group plc ..................................         153,285
     13,200   Shell Transport & Trading Co. (ADR) .............         612,150
      4,461   SmithKline Beecham plc ..........................          57,976
    436,000   Somerfield plc ..................................       2,044,554
     13,500   TeleWest Communications plc (ADR) ...............         617,625
    550,967   Tomkins plc .....................................       2,394,784
     14,216   Vodafone Group plc ..............................         279,652
      9,193   Vodafone Group plc (ADR) ........................       1,810,923
     66,051   WPP Group plc ...................................         560,127
                                                                   ------------
                                                                     29,976,159
                                                                   ------------
              UNITED STATES - 37.9%
    100,366   ACNielson Corp. .................................       3,036,071
      2,215   Amazon.com, Inc. (c) ............................         277,152
      2,270   America Online ..................................         250,835
      4,655   American Express Co. ............................         605,732
      5,800   Amgen, Inc. (c) .................................         353,075
     16,849   AT&T Corp. ......................................         940,385
     14,110   AT&T Corp. - Liberty Media Group ................         518,543
      4,000   Baker Hughes, Inc. ..............................         134,000
     59,052   Bank One Corp. ..................................       3,517,285
      4,600   Biogen, Inc. (c) ................................         295,838
     61,300   Black & Decker Corp. ............................       3,869,562
      6,300   BMC Software, Inc. (c) ..........................         340,200
     62,000   Brunswick Corp. .................................       1,728,250
     10,200   Carrier Access Corp. ............................         446,888
     14,400   CheckFree Holdings Corp. (c) ....................         396,900
     77,380   Cisco Systems (c) ...............................       4,986,174
     15,000   Citigroup, Inc. .................................         712,500
     28,353   Clear Channel Communications (c) ................       1,954,585
     65,000   Columbia/HCA Healthcare .........................       1,482,812
     42,970   Comcast .........................................       1,651,659
     59,100   Dun & Bradstreet Corp. ..........................       2,094,356
     35,000   Eaton Corp. .....................................       3,220,000
      2,120   eBay, Inc. ......................................         320,120
      3,130   EMC Corp. (c) ...................................         172,150
     13,200   Emerson Electric Co. ............................         829,950
      3,985   Enron Corp. .....................................         325,774
      9,765   Equant NV (c) ...................................         919,131
     22,670   Estee Lauder Companies, Inc. ....................       1,136,334
     25,570   FDX Corp. (c) ...................................       1,387,172
      4,345   Federal National Mortgage Association ...........         297,089
     70,000   First Data Corp. ................................       3,425,625
     80,200   Fortune Brands, Inc. ............................       3,318,275
      4,000   General Motors Corp. ............................         225,000
     16,175   Global TeleSystems Group, Inc. (c) ..............       1,310,175
     28,750   Guitar Center, Inc. (c) .........................         300,078
     58,000   H & R Block, Inc. ...............................       2,900,000
     18,000   HEALTHSOUTH Corp. (c) ...........................         268,875
     16,958   Intimate Brands, Inc. ...........................         803,362
      3,425   Intuit, Inc. (c) ................................         308,678
     20,800   Jones Apparel Group (c) .........................         713,700
     50,400   Knight-Ridder, Inc. .............................       2,768,850
      7,730   Kroger Co. (c) ..................................         215,957
          1   LifePoint Hospitals, Inc. .......................               1
     60,000   Lockheed Martin Corp. ...........................       2,235,000
      4,455   Lucent Technologies, Inc. .......................         300,434
  1,590,000   Mandarin Oriental International, Ltd. ...........       1,399,200
     70,000   Mattel, Inc. ....................................       1,850,625
     36,525   MCI Worldcom, Inc. (c) ..........................       3,143,433
      9,285   MediaOne Group, Inc. (c) ........................         690,572
      4,945   Medtronic, Inc. .................................         385,092
     25,295   Microsoft Corp. (c) .............................       2,281,293
     49,600   Nabisco Holdings Corp. ..........................       2,145,200
      2,000   New Era of Networks, Inc. .......................          87,875
     65,000   NIKE, Inc., Class B .............................       4,115,312
      1,815   NTL, Inc. .......................................         156,430
    104,625   Old Republic International Co. ..................       1,811,320
     11,575   PepsiCo, Inc. ...................................         447,808
      8,265   Pfizer, Inc. ....................................         907,084
     12,910   Pharmacia & Upjohn, Inc. ........................         733,449
     83,000   Philip Morris Cos ...............................       3,335,562
     44,000   Polaroid Corp. ..................................       1,215,500
      4,400   Project Software & Development, Inc. ............         137,500
     11,820   R. H. Donnelley Corp. ...........................         231,229
      9,600   Seagate Technology (c) ..........................         246,000
        505   Sepracor, Inc. (c) ..............................          41,031
     19,595   Sprint PCS ......................................       1,119,364
      8,180   Sun Microsystems, Inc. (c) ......................         563,398
     72,000   The Boeing Co. ..................................       3,181,500
     28,205   Time Warner, Inc. ...............................       2,073,067
          1   Triad Hospitals, Inc. ...........................               1
     39,873   TYCO International, Ltd. ........................       3,777,967
      2,660   U.S. West, Inc. .................................         156,275
     12,870   Unitedglobalcom, Preferred, 144A ................         643,500
      9,845   Warner-Lambert Co. ..............................         682,997
     65,000   Washington Mutual, Inc. .........................       2,299,375
                                                                   ------------
                                                                     97,153,491
                                                                   ------------
              Total Common Stock
                (Identified Cost $187,977,745) ................     239,216,598
                                                                   ------------

              BONDS AND NOTES - 0.1%
PRINCIPAL
 AMOUNT

              ITALY - 0.0%
$   92,800    Tecnost International, 4.487%, 6/23/04 ..........          97,337
                                                                   ------------
              UNITED STATES - 0.1%
   250,000    United States Treasury Bills, 0.010%, 7/22/99 ...         249,405
                                                                   ------------
              Total Bonds and Notes (Identified Cost $323,563)          346,742
                                                                   ------------

 PRINCIPAL
 AMOUNT       DESCRIPTION                                            VALUE (A)

$6,600,000    Household Finance Corp., 5.450%, 7/01/99 ........    $  6,600,000

 6,112,000    Repurchase Agreement with State Street Bank and
                Trust Co. dated 6/30/99 at 4.000% to be
                repurchased at $6,112,679 on 7/01/99,
                collateralized by $5,545,000 U.S. Treasury Bond
                7.500% due 11/15/16 with a value of $6,238,125        6,112,000
 6,921,000    Repurchase Agreement with State Street Bank and
                Trust Co. dated, 6/30/99 at 4.750% to be
                repurchased at $6,921,914 on 7/01/99,
                collateralized by $6,280,000 U.S. Treasury Bond
                7.500% due 11/15/16 with a value of $7,065,000        6,921,000
                                                                   ------------
              Total Short Term Investments
                (Identified Cost $19,633,000) .................      19,633,000
                                                                   ------------
              Total Investments - 101.1%
                (Identified Cost $207,934,308) (b) ............     259,196,340
              Other assets less liabilities ...................      (2,889,153)
                                                                   ------------
              Total Net Assets - 100% .........................    $256,307,187
                                                                   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION - continued
--------------------------------------------------------------------------------
Investments as of June 30, 1999
(unaudited)

FORWARD CURRENCY CONTRACTS OUTSTANDING
at June 30, 1999
                                              LOCAL           AGGREGATE                         UNREALIZED
                              DELIVERY       CURRENCY           FACE             TOTAL         APPRECIATION/
                                DATE          AMOUNT            VALUE            VALUE          DEPRECIATION
                              --------       --------        ---------          --------       -------------
British Pounds (sold)           10/8/99           80,000      $   130,740      $   126,215      $     4,525
British Pounds (sold)          10/14/99          300,000          485,820          473,347           12,473
British Pounds (sold)            5/4/99        1,825,000        2,949,200        2,881,985           67,215
Canadian Dollar (sold)          10/8/99           50,000           34,802           34,004              798
Canadian Dollar (sold)          5/18/99           30,000           20,640           20,412              228
Euro (sold)                     7/15/99          400,000          468,440          412,788           55,652
Euro (sold)                     7/28/99          400,000          470,320          413,177           57,143
Euro (sold)                     8/12/99        1,100,000        1,299,100        1,137,505          161,595
Euro (sold)                     8/27/99        1,400,000        1,641,220        1,449,364          191,856
Hong Kong Dollar (sold)        5/7/2001        6,400,000          803,386          804,983           (1,597)
Japanese Yen (sold)              7/6/99      187,714,000        1,700,000        1,553,063          146,937
Japanese Yen (sold)             7/13/99      173,010,000        1,628,023        1,432,833          195,190
Japanese Yen (sold)             9/15/99      135,000,000        1,166,811        1,128,805           38,006
Japanese Yen (sold)             10/8/99           85,000          760,842          713,197           47,645
Japanese Yen (sold)            10/14/99       90,000,000          772,068          755,852           16,216
Japanese Yen (sold)            10/21/99       20,000,000          171,882          168,150            3,732
Japanese Yen (sold)            11/18/99       17,000,000          148,472          143,552            4,920
Japanese Yen (sold)             12/3/99       95,000,000          791,667          804,081          (12,414)
Japanese Yen (sold)            12/17/99      109,000,000          921,226          924,602           (3,376)
Swiss Franc (sold)              10/8/99          150,000          102,775           97,581            5,194
Swiss Franc (sold)             10/21/99          220,000          151,203          143,330            7,873
Swiss Franc (sold)             11/18/99          140,000           97,765           91,500            6,265
                                                                                                -----------
                                                              $16,716,402      $15,710,326      $ 1,006,076
                                                                                                ===========

                               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION - continued
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

   TEN LARGEST INDUSTRY HOLDINGS AT JUNE 30, 1999
   Telecommunication              12.3%     Broadcasting                   3.5%
   Banks & Thrifts                 7.6%     Apparel & Textiles             3.4%
   Computer Software & Services    5.5%     Publishing                     3.2%
   Diversified Conglomerates       5.3%     Consumer Goods & Services      3.1%
   Food & Beverages                5.1%     Machinery                      3.0%

   (a)  See Note 1a of Notes to Financial Statements.

   (b) Federal Tax Information: at June 30, 1999 the net Unrealized appreciation on investments based on cost of $207,934,308 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost ..............................................  $ 61,749,974
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value ............................................   (10,487,942)
                                                                   ------------
        Net unrealized appreciation .............................  $ 51,262,032
                                                                   ============

   (c)  Non-income producing security.

ADR/GDR An American Depository Receipt (ADR) or Global Depository Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.

  144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,825,006 or 0.7% of net assets.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost $207,934,304)             $259,196,340
   Foreign currency at value (Identified cost $710,317)                 712,317
   Collateral for securities loaned, at value .........               4,791,958
   Receivable for:
     Fund shares sold .................................                 731,905
     Securities sold ..................................               3,066,695
     Open forward currency contracts - net ............               1,006,076
     Dividends and interest ...........................                 397,053
     Tax Reclaims .....................................                 107,521
   Unamortized organization expense ...................                  20,024
                                                                   ------------
                                                                    270,029,889
                                                                   ------------
LIABILITIES
   Payable for:
     Collateral for securities loaned, at value ....... $4,791,958
     Securities purchased .............................  7,977,994
     Fund shares redeemed .............................    379,561
     Due to custodial bank ............................     87,260
     Foreign withholding taxes ........................     22,425
   Accrued expenses:
     Management fees ..................................    212,721
     Deferred trustees' fees ..........................     10,426
     Accounting and administrative ....................     12,250
     Other expenses ...................................    228,107
                                                        ----------
                                                                     13,722,702
                                                                   ------------
NET ASSETS ............................................            $256,307,187
                                                                   ============
   Net Assets consist of:
   Capital paid in ....................................            $192,144,595
   Accumulated net investment losses ..................                (939,255)
   Accumulated net realized gains (losses) ............              12,851,257
   Unrealized appreciation (depreciation) on
     investments, forward currency contracts and
     foreign currency transactions - net ..............              52,250,590
                                                                   ------------

NET ASSETS ............................................            $256,307,187
                                                                   ============
   Computation of net asset value and offering price:
   Net asset value and redemption price of Class A shares
   ($113,175,774 / 6,084,882 shares of beneficial interest)            $ 18.60

   Offering price per share (100 / 94.25 of $18.60)                    $ 19.73*

   Net asset value and offering price of Class B shares
   ($119,337,880 / 6,583,295 shares of beneficial interest)            $ 18.13**

   Net asset value and offering price of Class C shares
   ($23,793,533 / 1,311,705 shares of beneficial interest)             $ 18.14**

 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $173,654) ......             $  1,950,128
   Interest ..........................................                  209,947
   Securities lending income .........................                   26,292
                                                                   ------------
                                                                      2,186,367

   Expenses
     Management fees .................................  $1,269,674
     Service fees - Class A ..........................     130,772
     Service and distribution fees - Class B .........     573,426
     Service and distribution fees - Class C .........     112,697
     Trustees' fees and expenses .....................       9,523
     Accounting and administrative ...................      37,750
     Custodian and securities lending ................     320,962
     Transfer agent ..................................     482,746
     Audit and tax services ..........................      23,000
     Legal ...........................................      10,430
     Printing ........................................      27,295
     Amortization of organization expense ............      20,620
     Registration ....................................       6,460
     Insurance .......................................       2,200
     Miscellaneous ...................................       6,842
                                                        ----------
   Total expenses ....................................                3,034,397
                                                                   ------------
   Net investment income (loss) ......................                 (848,030)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     FORWARD CURRENCY AND FOREIGN CURRENCY TRANSACTIONS
   Realized gain (loss) on:
     Investments - net ...............................  14,420,576
     Forward currency - net ..........................     109,815
     Foreign currency transactions - net .............     571,026
                                                        ----------
     Net realized gain (loss) on investments,
      forward currency and foreign currency
      transactions ...................................  15,101,417
                                                        ----------
   Unrealized appreciation (depreciation) on:
     Investments - net ...............................  20,089,623
     Foreign currency transactions - net .............   1,272,216
                                                        ----------
     Net unrealized appreciation (depreciation) on
       investments, forward currency and foreign
       currency transactions .........................  21,361,839
                                                        ----------
   Net gain (loss) on investment transactions ........             $ 36,463,256
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..           $ 35,615,226
                                                                   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
(unaudited)
                                                                                          SIX MONTHS
                                                                      YEAR ENDED             ENDED
                                                                      DECEMBER 31,          JUNE 30,
                                                                         1998                 1999
                                                                      ------------        ------------
FROM OPERATIONS
   Net investment income (loss) .................................     $ (1,030,505)       $   (848,030)
   Net realized gain (loss) on investments, forward currency
     and foreign currency transactions ..........................       (3,136,961)         15,101,417
   Net unrealized appreciation (depreciation) on investments,
     forward currency and foreign currency transactions .........       13,069,028          21,361,839
                                                                      ------------        ------------
   Increase (decrease) in net assets from operations ............        8,901,562          35,615,226
                                                                      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS ......................      (30,804,047)        (25,390,959)
                                                                      ------------        ------------
Total increase (decrease) in net assets .........................      (21,902,485)         10,224,267

NET ASSETS
   Beginning of the period ......................................      267,985,405         246,082,920
                                                                      ------------        ------------
   End of the period ............................................     $246,082,920        $256,307,187
                                                                      ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
   End of the period ............................................     $    (91,225)       $   (939,255)
                                                                      ============        ============

                             See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------
                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS A
                                                        -----------------------------------------------------
                                                                                                   SIX MONTHS
                                                             YEAR ENDED DECEMBER 31,                  ENDED
                                                        -------------------------------------        JUNE 30,
                                                          1996           1997           1998           1999
                                                        --------       --------       --------       --------
Net Asset Value, Beginning of Period (a) ...........    $  12.50       $  14.40       $  15.46       $  16.08
                                                        --------       --------       --------       --------
Income (Loss) From Investment Operations
Net Investment Income (Loss) (b) ...................       (0.03)         (0.02)          0.01          (0.03)
Net Realized and Unrealized Gain (Loss) on Investments      2.11           1.88           0.61           2.55
                                                        --------       --------       --------       --------
Total From Investment Operations ...................        2.08           1.86           0.62           2.52
                                                        --------       --------       --------       --------
Less Distributions
Distributions From Net Realized Capital Gains ......       (0.18)         (0.76)          0.00           0.00
Distributions From Paid-in Capital .................        0.00          (0.04)          0.00           0.00
                                                        --------       --------       --------       --------
Total Distributions ................................       (0.18)         (0.80)          0.00           0.00
                                                        --------       --------       --------       --------
Net Asset Value, End of Period .....................    $  14.40       $  15.46       $  16.08       $  18.60
                                                        ========       ========       ========       ========
Total Return (%) (c) ...............................        16.7           12.7            4.0           15.7
Ratio of Operating Expenses to Average Net Assets (%)       2.58           2.07           2.09           2.08(d)
Ratio of Net Investment Income (Loss) to Average Net
  Assets (%) .......................................       (0.21)         (0.12)          0.03          (0.26)(d)
Portfolio Turnover Rate (%) ........................          57             80             84            109
Net Assets, End of Period (000) ....................    $ 68,509       $118,381       $106,763       $113,176

(a) Fund commenced operations December 29, 1995.

(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c) A sales charge in the case of Class A Shares is not reflected in total return calculations.

(d) Computed on an annualized basis.

--------------------------------------------------------------------------------------------------------------
                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS B
                                                        -----------------------------------------------------
                                                                                                   SIX MONTHS
                                                             YEAR ENDED DECEMBER 31,                  ENDED
                                                        -------------------------------------        JUNE 30,
                                                          1996           1997           1998           1999
                                                        --------       --------       --------       --------
Net Asset Value, Beginning of Period (a) ...........    $  12.50       $  14.30       $  15.23       $  15.73
                                                        --------       --------       --------       --------
Income (Loss) From Investment Operations
Net Investment Income (Loss) (b) ...................       (0.12)         (0.14)         (0.11)         (0.10)
Net Realized and Unrealized Gain (Loss) on Investments      2.10           1.87           0.61           2.50
                                                        --------       --------       --------       --------
Total From Investment Operations ...................        1.98           1.73           0.50           2.40
                                                        --------       --------       --------       --------
Less Distributions
Distributions From Net Realized Capital Gains ......       (0.18)         (0.76)          0.00           0.00
Distributions From Paid-in Capital .................        0.00          (0.04)          0.00           0.00
                                                        --------       --------       --------       --------
Total Distributions ................................       (0.18)         (0.80)          0.00           0.00
                                                        --------       --------       --------       --------
Net Asset Value, End of Period .....................    $  14.30       $  15.23       $  15.73       $  18.13
                                                        ========       ========       ========       ========
Total Return (%) (c) ...............................        15.9           11.9            3.3           15.3
Ratio of Operating Expenses to Average Net Assets (%)       3.33           2.82           2.84           2.83(d)
Ratio of Net Investment Income (Loss) to Average Net
  Assets (%) .......................................       (0.96)         (0.87)         (0.72)         (1.01)(d)
Portfolio Turnover Rate (%) ........................          57             80             84            109
Net Assets, End of Period (000) ....................    $ 65,367       $123,467       $116,305       $119,338

(a) Fund commenced operations on December 29, 1995.
(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) A contingent deferred sales charge in the case of Class B Shares is not reflected in total return calculations.
(d) Computed on an annualized basis.

--------------------------------------------------------------------------------------------------------------
                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS C
                                                        -----------------------------------------------------
                                                                                                   SIX MONTHS
                                                             YEAR ENDED DECEMBER 31,                  ENDED
                                                        -------------------------------------        JUNE 30,
                                                          1996           1997           1998           1999
                                                        --------       --------       --------       --------
Net Asset Value, Beginning of Period (a) ...........    $  12.50       $  14.31       $  15.24       $  15.75
                                                        --------       --------       --------       --------
Income (Loss) From Investment Operations
Net Investment Income (Loss) (b) ...................       (0.12)         (0.13)         (0.11)         (0.10)
Net Realized and Unrealized Gain (Loss) on Investments      2.11           1.86           0.62           2.49
                                                        --------       --------       --------       --------
Total From Investment Operations ...................        1.99           1.73           0.51           2.39
                                                        --------       --------       --------       --------
Less Distributions
Distributions From Net Realized Capital Gains ......       (0.18)         (0.76)          0.00           0.00
Distributions From Paid-in Capital .................        0.00          (0.04)          0.00           0.00
                                                        --------       --------       --------       --------
Total Distributions ................................       (0.18)         (0.80)          0.00           0.00
                                                        --------       --------       --------       --------
Net Asset Value, End of Period .....................    $  14.31       $  15.24       $  15.75       $  18.14
                                                        ========       ========       ========       ========
Total Return (%) (c) ...............................        15.9           11.8            3.3           15.2
Ratio of Operating Expenses to Average Net Assets (%)       3.33           2.82           2.84           2.83(d)
Ratio of Net Investment Income (Loss) to Average Net
  Assets (%) .......................................       (0.96)         (0.87)         (0.72)         (1.01)(d)
Portfolio Turnover Rate (%) ........................          57             80             84         109 d)
Net Assets, End of Period (000) ....................    $ 17,980       $ 26,137       $ 23,016       $ 23,794

(a) Fund commenced operations on December 29, 1995.
(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) A contingent deferred sales charge in the case of Class C Shares is not reflected in total return calculations.
(d) Computed on an annualized basis.

                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks long-term growth of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and are subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price except for British equities which are valued at the mean between the last bid and last ask prices on the London Stock Exchange. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and the relevant subadviser under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

D. FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

All contracts are "marked-to-market" daily at the applicable translation rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassification to capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Each subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

H. ORGANIZATION EXPENSE. Costs incurred in connection with the Fund's organization and initial registration, amounting to approximately $64,900 in the aggregate, were paid by the Fund and are being amortized by the Fund over 60 months.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchase and sales of securities (excluding short-term investments) were $126,579,044 and $156,929,577 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 1.05% of the Fund's average daily net assets reduced by the amount of any subadvisers fees paid by the Fund to its subadvisers as follows: Harris Associates, L.P., Founders Asset Management, Inc. and Janus Capital Corporation at the annual rate of 0.65% of the first $50 million of the average daily net assets of the segment of the Fund which that subadviser manages, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million and Montgomery Asset Management, L.P. at the annual rate of 0.85% of the first $25 million of the average daily net assets of the segment of the Fund that Montgomery Asset Management, L.P. manages, 0.65% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Harris Associates, L.P. are wholly owned subsidiaries of Nvest Companies, L.P.("Nvest"), formerly known as New England Investment Companies, L.P., which is a subsidiary of Metropolitan Life Insurance Company. Fees earned by NEFM and the subadvisers under the management and subadvisory agreements in effect during the six months ended June 30, 1999, are as follows:

                               Fees Earned
                               -----------
         NEFM                                $  465,506
         Harris Associates, L.P.                318,041
         Founders Asset Management, Inc.        222,678
         Janus Capital Corporation              152,880
         Montgomery Asset Management, L.P.      110,569
                                             ----------
                                             $1,269,674
                                             ==========

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999, these expenses amounted to $37,750 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent for the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $375,299 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $130,772 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 the Fund paid New England Funds $143,357 and $28,174 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $430,069 and $84,523 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $378,841.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                                        YEAR ENDED                     SIX MONTHS ENDED
                                                                      DECEMBER 31, 1998                  JUNE 30, 1999
                                                                  ----------------------------    -----------------------------
  CLASS A                                                           SHARES          AMOUNT           SHARES          AMOUNT
  -------                                                           ------          ------           ------          ------
  Shares sold ................................................     7,129,724     $ 106,981,131      9,316,319     $ 159,412,819
                                                                  ----------     -------------     ----------     -------------
                                                                   7,129,724       106,981,131      9,316,319       159,412,819
  Shares repurchased .........................................    (8,149,583)     (123,663,965)    (9,870,193)     (168,966,459)
                                                                  ----------     -------------     ----------     -------------
  Net increase (decrease) ....................................    (1,019,859)    $ (16,682,834)      (553,874)    $  (9,553,640)
                                                                  ----------     -------------     ----------     -------------

                                                                        YEAR ENDED                     SIX MONTHS ENDED
                                                                      DECEMBER 31, 1998                  JUNE 30, 1999
                                                                  ----------------------------    -----------------------------
  CLASS B                                                           SHARES          AMOUNT           SHARES          AMOUNT
  -------                                                           ------          ------           ------          ------
  Shares sold ................................................     1,309,851     $  20,459,129        370,617     $   6,256,909
                                                                  ----------     -------------     ----------     -------------
                                                                   1,309,851        20,459,129        370,617         6,256,909
  Shares repurchased .........................................    (2,024,121)      (30,707,569)    (1,180,360)      (19,620,126)
                                                                  ----------     -------------     ----------     -------------
  Net increase (decrease) ....................................      (714,270)    $ (10,248,440)      (809,743)    $ (13,363,217)
                                                                  ----------     -------------     ----------     -------------

                                                                        YEAR ENDED                     SIX MONTHS ENDED
                                                                      DECEMBER 31, 1998                  JUNE 30, 1999
                                                                  ----------------------------    -----------------------------
  CLASS C                                                           SHARES          AMOUNT           SHARES          AMOUNT
  -------                                                           ------          ------           ------          ------
  Shares sold ................................................     1,030,781     $  15,901,710        590,398     $   9,895,335
                                                                  ----------     -------------     ----------     -------------
                                                                   1,030,781        15,901,710        590,398         9,895,335
  Shares repurchased .........................................    (1,284,215)      (19,774,483)      (740,347)      (12,369,437)
                                                                  ----------     -------------     ----------     -------------
  Net increase (decrease) ....................................      (253,434)    $  (3,872,773)      (149,949)    $  (2,474,102)
                                                                  ----------     -------------     ----------     -------------
  Increase (decrease) derived from capital shares transactions    (1,987,563)    $ (30,804,047)    (1,513,566)    $ (25,390,959)
                                                                  ==========     =============     ==========     =============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 1999.

6. SECURITY LENDING. The Fund has entered into an agreement to lend its securities to a third party. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $4,658,794 and collateralized by United States Treasury Bonds with a market value of $4,791,958.

7. CONCENTRATION OF RISK. The Fund had the following geographic concentration in excess of 10% of its total net assets at June 30, 1999: United Kingdom 11.7%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
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